SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Pulp Machinery [Member]	Dec. 31, 2010 Pulp Machinery [Member]
Discount Rate Based On Estimated Blended Rate	15.00%
Corporate Income Tax Rate	25.00%
Capital Cost Allowance Rate	20.00%
Property, Plant and Equipment, Useful Life		7 years	11 years